Condensed Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical)					12 Months Ended
	Sep. 20, 2023	Sep. 14, 2023	Mar. 07, 2022	Jul. 01, 2021	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Reverse stock splits	1-for-600	1-for-600	1-for-8	1-for-2,000	Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)